Form N-1A Cover	Oct. 30, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	STRATEGY SHARES
Document Effective Date	Nov. 03, 2025
Entity Central Index Key	0001506213
Document Creation Date	Oct. 30, 2025
Entity Investment Company Type	N-1A
Prospectus Date	Nov. 03, 2025